As filed with the Securities and Exchange Commission on July 6, 2017

File No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

Franklin Value Investors Trust
(Exact Name of Registrant as Specified in Charter)

(201) 912-2100
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C, Class R, and Advisor Class Shares of beneficial interest, no par value, of Franklin Small Cap Value Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on August 7, 2017 pursuant to Rule 488 under the Securities Act of 1933.

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FRANKLIN MIDCAP VALUE FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the Franklin MidCap Value Fund (the “MidCap Fund”) scheduled for October 27, 2017, at 10:00 a.m., Pacific time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to the MidCap Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal, which is in accordance with the Board of Trustees’ recommendation on page 8 of the Prospectus/Proxy Statement.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitation or mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.

We welcome your comments.  If you have any questions, call Fund Information at

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or, if eligible, through the Internet, 24 hours a day.  If your account is eligible to vote through the Internet, separate instructions are enclosed.

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FRANKLIN MIDCAP VALUE FUND

One Franklin Parkway

San Mateo, California 94403-1906

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on October 27, 2017

To the Shareholders of the Franklin MidCap Value Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin MidCap Value Fund (the “MidCap Fund”), a series of Franklin Value Investors Trust (the “Trust”), will be held at the offices of the MidCap Fund, at One Franklin Parkway, San Mateo, California 94403, on October 27, 2017, at 10:00 a.m., Pacific time.  The Meeting is being called for the following purposes:

1.    To approve a Plan of Reorganization (the “Plan”) between the MidCap Fund and the Franklin Small Cap Value Fund (the “Small Cap Fund”), another series of the Trust, that provides for:  (i) the acquisition of substantially all of the assets of the MidCap Fund by the Small Cap Fund in exchange solely for shares of the Small Cap Fund; (ii) the distribution of such shares to the shareholders of the MidCap Fund; and (iii) the complete liquidation and dissolution of the MidCap Fund.

2.    To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the terms of the proposed reorganization of the MidCap Fund with and into the Small Cap Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on July 21, 2017 are entitled to notice of, and to vote at, the Meeting and any adjournment of the Meeting.

By Order of the Board of Trustees of the Trust,

Steven J. Gray

Secretary

[_________], 2017

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees of the Trust urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the MidCap Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You also may be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, if your account is eligible, you also may vote through the Internet by visiting the website printed on your proxy card and following the online instructions.

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Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

TABLE OF CONTENTS

Page

Cover Page                                                                        Cover

SUMMARY

What am I being asked to vote upon?

What will happen if shareholders approve the Plan?

How will the Transaction affect me?

What are the federal income tax consequences of the Transaction?

How do the distribution and purchase procedures of the Funds compare?

How do the redemption procedures and exchange privileges of the Funds compare?

What is the anticipated timing of the Transaction?

What happens if the Transaction is not approved?

How will shareholder voting be handled?

What is the Board’s recommendation regarding the proposal?

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

How do the principal investment risks of the Funds compare?

What are the distribution and purchase procedures of the Funds?

What are the redemption procedures and exchange privileges of the Funds?

Who manages the Funds?

What are the Funds’ investment management fees?

What are the fees and expenses of each Fund and what might they be after the Transaction?

How do the performance records of the Funds compare?

Where can I find more financial and performance information about the Funds?

What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION

How will the Transaction be carried out?

Who will pay the expenses of the Transaction?

What should I know about the Small Cap Fund Shares?

What are the capitalizations of the Funds and what might the Small Cap Fund’s capitalization be after the Transaction?

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

How do the investment goals, strategies, policies and risks of the Funds compare?

How do the fundamental investment policies differ?

What are the principal risk factors associated with investments in the Funds?

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

INFORMATION ABOUT THE FUNDS

Organization and Structure

Additional Information

VOTING INFORMATION

How many votes are necessary to approve the Plan?

How do I ensure my vote is accurately recorded?

May I revoke my proxy?

What other matters will be voted upon at the Meeting?

Who is entitled to vote?

How will proxies be solicited?

Are there dissenters’ rights?

PRINCIPAL HOLDERS OF SHARES

SHAREHOLDER PROPOSALS

ADJOURNMENT

GLOSSARY

EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT

A.  Form of Plan of Reorganization

B.  Financial Highlights of the MidCap Fund and the Small Cap Fund

C.     Principal Holders of Securities

D.     Prospectus of the Small Cap Fund – Class A, Class C, Class R, Class R6 and Advisor Class, dated March 1, 2017, as amended and supplemented to date (enclosed)

PROSPECTUS/PROXY STATEMENT

Dated  [________], 2017

Acquisition of Substantially All of the Assets of

FRANKLIN MIDCAP VALUE FUND

By and in Exchange for Shares of

FRANKLIN SMALL CAP VALUE FUND

(each a series of Franklin Value Investors Trust) (the “Trust”)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin MidCap Value Fund (the “MidCap Fund”).  At the Meeting, shareholders of the MidCap Fund will be asked to approve a Plan of Reorganization (the “Plan”).  If the MidCap Fund’s shareholders vote to approve the Plan, substantially all of the assets of the MidCap Fund will be acquired by the Franklin Small Cap Value Fund (the “Small Cap Fund”) in exchange for Class A, Class C, Class R and Advisor Class shares of the Small Cap Fund.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the principal offices of the Trust, One Franklin Parkway, San Mateo, California 94403-1906, on October 27, 2017, at 10:00 a.m., Pacific time.  You can reach the offices of the Trust by calling (800) 342-5236.  The Board of Trustees of the Trust (the “Board”) is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about [August 22], 2017.

If the MidCap Fund’s shareholders vote to approve the Plan, you will receive Class A, Class C, Class R, and Advisor Class shares of the Small Cap Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the MidCap Fund.  The MidCap Fund will then be liquidated and dissolved.

The MidCap Fund and the Small Cap Fund (each, a “Fund” and, collectively, the “Funds”) have identical investment goals and similar principal investment strategies and principal investment risks, although there are some differences, which are discussed in more detail below.  Each Fund’s investment goal is long-term total return.

This Prospectus/Proxy Statement includes information about the Plan and the Small Cap Fund that you should know before voting on the Plan, which, if approved, could result in your investment in the Small Cap Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the MidCap Fund, the Small Cap Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

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•      The Prospectus dated March 1, 2017 of the Trust that includes the MidCap Fund – Class A, Class C, Class R and Advisor Class and the Small Cap Fund – Class A, Class C, Class R, Class R6 and Advisor Class, as supplemented to date (the “Fund Prospectus”), which is enclosed herewith, incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•      A Statement of Additional Information (“SAI”) dated  [_________], 2017, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Fund Prospectus.

What am I being asked to vote upon?

Shareholders of the MidCap Fund are being asked to approve the Plan, which provides for:  (1) the acquisition of substantially all of the assets of the MidCap Fund by the Small Cap Fund in exchange solely for shares of the Small Cap Fund; (2) the distribution of such shares to the shareholders of the MidCap Fund; and (3) the complete liquidation and dissolution of the MidCap Fund.

What will happen if shareholders approve the Plan?

If the MidCap Fund’s shareholders vote to approve the Plan, shareholders of the MidCap Fund will become shareholders of the Small Cap Fund on or about [December 1], 2017 and will no longer be shareholders of the MidCap Fund.  Shareholders of the MidCap Fund will receive Class A, Class C, Class R and Advisor Class shares of the Small Cap Fund (“Small Cap Fund Shares”) with an aggregate NAV equivalent to their investment in the corresponding class of shares of the MidCap Fund.

In particular, the Plan provides that:  (1) substantially all of the assets of the MidCap Fund will be acquired by the Small Cap Fund in exchange for Small Cap Fund Shares; and (2) the Small Cap Fund Shares received by the MidCap Fund in the exchange will then be distributed to shareholders of the corresponding class of shares of the MidCap Fund.  Because the Funds have different NAVs per share, the number of Small Cap Fund Shares that you receive will likely be different than the number of shares of the MidCap Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Small Cap Fund Shares are distributed to the MidCap Fund’s shareholders, the MidCap Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)

For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the MidCap Fund and the Small Cap Fund, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “– What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?

If the Transaction is completed, you will cease to be a shareholder of the MidCap Fund and become a shareholder of the Small Cap Fund.  Summarized below are some of the considerations for deciding whether to approve the Plan:

Investment Goal, Principal Investment Strategies and Principal Risks.  The investment goal of both Funds is long-term total return.  Both Funds are managed by Franklin Advisory Services, LLC (“FASL” or the “Investment Manager”) in a “value” style of investing and focus on the lower end of the market capitalization spectrum.  Under normal market conditions, the MidCap Fund invests at least 80% of its net assets in investments of mid-capitalization companies, and the Small Cap Fund invests at least 80% of its net assets in investments of small-capitalization companies.  Both Funds generally invest in equity securities (predominantly common stock) that the Funds’ Investment Manager believes are undervalued at the time of purchase and have the potential for capital appreciation.  Both Funds may invest in equity real estate investment trusts (“REITs”), and may invest up to 25% of their total assets in foreign securities.

The principal investment risks of the Funds are substantially the same, except that the Small Cap Fund is subject to an increased level of smaller companies risk.  Because both Funds primarily invest in common stocks, employ a “value” style of investing, and have the ability to invest in equity REITs and foreign securities, they are subject to market, value style investing, management, REITs and foreign securities principal investment risks.  As noted above, the Small Cap Fund is subject to a greater degree of the risks of investing in smaller companies, whereas the MidCap Fund is subject to a greater degree of the risks of investing in midsize companies.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds?” and “– How do the principal investment risks of the Funds compare?,” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?,” “– How do the fundamental investment policies of the Funds differ?” and “– What are the principal investment risks associated with investments in the Funds?” For additional information regarding the terms used in this section, see the glossary at the back of the Prospectus/Proxy Statement.

Potential Cost Savings.  As shown in the table below, the total annual operating expense ratios of the Small Cap Fund Shares are less than those of the corresponding share class of the MidCap Fund.  The following table compares the annualized net expense ratio, after any applicable management fee reductions, for each class of shares of the Small Cap Fund that will be received by shareholders of the MidCap Fund in connection with the Transaction with those of the corresponding class of shares of the MidCap Fund, based on each Fund’s fiscal year ended October 31, 2016.

ANNUAL FUND OPERATING EXPENSES1

Share Class	MidCap Fund	Small Cap Fund

Class A	1.30%	1.11%
Class C	2.04%	1.86%
Class R	1.55%	1.36%
Advisor Class	1.05%	0.86%

1.  Expense ratios reflect annual fund operating expenses for the fiscal year ended October 31, 2016, the most recent fiscal year of each Fund (as reflected in each Fund’s current prospectus), as supplemented.  The expense ratios have been audited.

As of March 31, 2017, the Small Cap Fund had a significantly larger asset base (approximately $2.9 billion) than the MidCap Fund (approximately $191 million).  The Transaction is not projected to have a material impact on the expense ratio of the Small Cap Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below captioned “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “– What are the fees and expenses of each of the Funds and what might they be after the Transaction?”

Better Relative Past Performance.  The Small Cap Fund has outperformed the MidCap Fund on a total return basis over the one-year (+6.32%), three-year (+0.28%), five-year (+1.05%) and ten-year (+1.72%) periods ended March 31, 2017 (based on Class A Shares without sales load). The average total return figures for Class A shares at NAV for both Funds as of March 31, 2017 are shown below.

Average Annual Total Return (at NAV)	MidCap Fund Class A (w/o sales load)	Small Cap Fund Class A (w/o sales load)
1 Year	16.18%	22.50%
3 Years	5.10%	5.38%
5 Years	10.21%	11.26%
10 Years	5.03%	6.75%

More detailed performance information (including the performance of other share classes) is included below under the section “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – How do the performance records of the Funds compare?” Because all share classes of a particular Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses.

Investment Overlap.  Both Funds focus on the lower end of the market capitalization spectrum of value stocks.  For example, as of March 31, 2017, approximately 60% of the MidCap Fund’s portfolio was comprised of companies that would be eligible investments for the Small Cap Fund.  Therefore, following the Transaction, shareholders of the MidCap Fund would continue to have exposure to the lower end of the universe of the market capitalization spectrum of “value” securities.

Sales Prospects.  The marketplace has responded more favorably to the Small Cap Fund as new gross sales of the Small Cap Fund ($838 million for the 12 months ended March 31, 2017) have been greater than new gross sales of the MidCap Fund ($24 million for the 12 months ended March 31, 2017) on both an absolute basis and as a percentage of the size of the respective Funds.  The Investment Manager believes that this sales trend will continue to favor the Small Cap Fund in the future.

Investment Manager and Fund Management Teams.  The MidCap Fund and the Small Cap Fund have the same investment manager, FASL, and the same portfolio management teams.  For additional information regarding FASL and the Funds’ management teams, see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – Who manages the Funds?”

Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  FASL will pay the remaining 50% of such expenses.  The Board and Fund management believe that a partial allocation of Transaction expenses to each Fund is appropriate because the Transaction is expected to be beneficial to each Fund and its shareholders.  For a more detailed discussion of the considerations of the Board, see the section below titled “REASONS FOR THE TRANSACTION.”  The total amount of the expenses for the Transaction is estimated to be approximately $222,400 (or approximately $55,600 to be paid by each Fund), not including commissions that would be incurred during the sale of a portion of the MidCap Fund’s assets as part of a portfolio repositioning and separate from normal portfolio turnover.  However, in light of the current expense waivers that are in place for the MidCap Fund, FASL or an affiliate ultimately will pay the MidCap Fund’s portion of the Transaction expenses. The expenses associated with the Transaction will be allocated in the foregoing manner whether or not the Transaction is consummated.

Repositioning.   The Investment Manager currently expects that a significant portion of the MidCap Fund’s portfolio assets (approximately 45%, based on portfolio assets as of March 31, 2017) may need to be sold in connection with the Transaction in order to comply with the Small Cap Fund’s investment policies.  Such sales would consist primarily of the MidCap Fund’s holdings with market capitalizations that exceed the range used by the Small Cap Fund to define “small-capitalization companies.”  Transaction costs may be incurred due to the repositioning of the MidCap Fund’s portfolio, which will be borne by the MidCap Fund or the combined Small Cap Fund.  Management believes that these portfolio transaction costs will be immaterial in amount.

What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the MidCap Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the MidCap Fund for shares in the Small Cap Fund.  Shareholders should consult their tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section titled “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

How do the distribution and purchase procedures of the Funds compare?

Shares of the MidCap Fund and the Small Cap Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are the same for each Fund.

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”

How do the redemption procedures and exchange privileges of the Funds compare?

The Funds have the same redemption procedures and exchange privileges.

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?

The Meeting is scheduled to occur on October 27, 2017.  If all necessary approvals are obtained, the Transaction will likely be completed on or about [December 1], 2017.

What happens if the Transaction is not approved?

If the Transaction is not approved by the MidCap Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the MidCap Fund, and the MidCap Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the MidCap Fund.

How will shareholder voting be handled?

Shareholders who own shares of the MidCap Fund at the close of business on July 21, 2017 (the “Record Date”), will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the MidCap Fund requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the MidCap Fund or (ii) 67% or more of the outstanding shares of the MidCap Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the MidCap Fund are present or represented by proxy (“1940 Act Majority Vote”).  AST Fund Solutions, LLC has been retained by the MidCap Fund to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

The Board recommends that you vote FOR the Plan.  At a meeting held on May 22, 2017, the Board considered the proposal to reorganize the MidCap Fund with and into the Small Cap Fund, unanimously approved the Plan, and voted to recommend that shareholders of the MidCap Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of the MidCap Fund and Small Cap Fund.  The Board also concluded that no dilution in value would result to the shareholders of the MidCap Fund and Small Cap Fund as a result of the Transaction.

THE BOARD, ON BEHALF OF THE MIDCAP FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

The MidCap Fund and the Small Cap Fund have identical investment goals, and similar principal investment strategies and policies, but there are some differences.

Identical Investment Goals.  The investment goal of both Funds is long-term total return.

Principal Investment Strategies.  Under normal market conditions, the MidCap Fund invests at least 80% of its net assets in investments (predominantly, common stock) of mid-capitalization companies, and the Small Cap Fund invests at least 80% of its net assets in investments (predominantly, common stock) of small-capitalization companies.  The MidCap Fund considers mid-capitalization companies to be those with market capitalizations (share price times the number of common stock shares outstanding) that are similar in size to those in the Russell Midcap® Index at the time of purchase.  As of March 31, 2017, the market capitalizations of companies in the Russell Midcap® Index ranged from approximately $0.03 billion to $58.2 billion, and the median market capitalization was approximately $6.9 billion.  The Small Cap Fund considers small-capitalization companies to be companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: (1) the highest market capitalization in the Russell 2000 Index; or (2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of March 31, 2017, the highest market capitalization in the Russell 2000 Index was $13.2 billion.

Both Funds generally invest in equity securities that the Investment Manager believes are undervalued at the time of purchase and have the potential for capital appreciation, including securities of companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.  Both Funds may invest in equity REITs, and both Funds may invest up to 25% of their total assets in foreign securities.  For both Funds, the Investment Manager pursues a “value” style of investing, using a “bottom-up” stock selection process.

As a result of the foregoing similarities and differences, if the Transaction is consummated, based on data as of March 31, 2017, former shareholders of the MidCap Fund will be invested in a Fund with a significantly higher level of investments in small- and micro-capitalization companies, and a lower level of investments in mid- and large-capitalization companies.  However, based on the eligibility criteria with respect to mid-capitalization companies and small-capitalization companies used by the MidCap Fund and the Small Cap Fund, respectively, shareholders of the MidCap Fund would continue to have exposure to the lower end of the universe of mid-capitalization “value” securities.

Both Funds have the same fundamental investment policies.  In addition, although not a fundamental investment policy, the Small Cap Fund may lend portfolio securities up to 25% of the value of its total assets, measured at the time of the most recent loan, whereas the MidCap Fund may lend portfolio securities up to 33 1/3% of the value of its total assets, measured at the time of the most recent loan.

For more information about the investment goals, strategies and policies of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” in this Prospectus/Proxy Statement.

Repositioning of the MidCap Fund’s Portfolio Assets.  FASL currently estimates that a significant portion of the MidCap Fund’s portfolio assets (approximately 45%, based on portfolio assets as of March 31, 2017) may be sold after the closing of the Transaction, as part of a portfolio repositioning and separate from normal portfolio turnover, in order to comply with the Small Cap Fund’s investment policies. The extent of such possible sales may depend in part on market conditions and upon the possible need to sell additional portfolio securities to meet redemptions prior to the closing of the Transaction.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the amount of the MidCap Fund’s net appreciation in the value of the portfolio assets that are sold.  The ability of the combined Small Cap Fund to fully use the MidCap Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited, which may result in shareholders of the Small Cap Fund receiving a greater amount of capital gain distributions than they would have received had the Transaction not occurred.  Transaction costs also may be incurred due to the repositioning of the MidCap Fund’s portfolio, which will be borne by MidCap Fund or the combined Small Cap Fund.  Management believes that these portfolio transaction costs will be immaterial in amount.

For more information about the repositioning of the MidCap Fund’s portfolio assets, please see the section titled “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION – Potential Repositioning of the MidCap Fund’s Portfolio Assets” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  As shown below, the primary difference between the principal investment risks of the MidCap Fund and the Small Cap Fund is that the MidCap Fund is subject to the risks of investing in midsize companies, whereas the Small Cap Fund is subject to the risks of investing in smaller companies.  Smaller companies may have more limited product lines than midsize companies, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies also may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

MidCap Fund	Small Cap Fund
Market Value Style Investing Midsize Companies Foreign Securities Real Estate Investment Trusts (REITs) Management	Market Value Style Investing Smaller Companies Foreign Securities Real Estate Investment Trusts (REITs) Management

For more information about the principal investment risks of the MidCap Fund and the Small Cap Fund, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”

What are the distribution and purchase procedures of the Funds?

Shares of each Fund are sold on a continuous basis by Distributors.  Class A shares of each Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 5.75%, with reduced charges for purchases of $50,000 or more and no front-end sales charge for purchases of $1 million or more.  There is a 1.00% contingent deferred sales charge (“CDSC”) for purchases of $1 million or more if Class A shares are sold within 18 months of purchase.  Class C shares are generally subject to a 1.00% CDSC on shares sold within 12 months of purchase.  Class R shares and Advisor Class shares of each Fund are not subject to a sales charge.

Holders of Class A shares of the MidCap Fund will not be assessed a sales charge on their receipt of the Small Cap Fund Class A shares in connection with the Transaction.  No CDSC will be charged to the MidCap Fund’s shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined under the heading “Your Account” in the Fund Prospectus enclosed with the Prospectus/Proxy Statement.

What are the redemption procedures and exchange privileges of the Funds?

Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton funds within the same class, generally without paying any additional sales charge.  Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC.  For purchases of $1 million or more of Class A shares, redemptions of such shares of a Fund that were purchased without an initial sales charge generally are subject to a 1.00% CDSC if redeemed within 18 months of their purchase.  Class C shares generally are subject to a 1.00% CDSC if redeemed within 12 months of their purchase.  Class R and Advisor Class shares of each Fund are not subject to a CDSC.

Additional information and specific instructions explaining how to redeem and exchange shares of each Fund are outlined in the Fund Prospectus under the heading “Your Account.”  The Fund Prospectus also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.

Who manages the Funds?

The Board provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection.  Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Massachusetts business trust on September 11, 1989, was reorganized as a Delaware statutory trust effective November 2, 2015, and is registered with the SEC.

FASL, 101 John F. Kennedy Parkway, Short Hills, NJ 07078, serves as the investment manager for both Funds.  FASL is an indirect wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, California 94403-1906.  FASL and its affiliates serve as investment manager or administrator to 45 registered investment companies, with approximately 166 U.S.-based funds or series.  Franklin Templeton Investments had over $744.7 billion in assets under management as of May 31, 2017.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Fund Management Teams.  Each Fund is managed by the same team of dedicated professionals focused on investments in equity securities.  The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategies for the Funds.

Portfolio Management Team for each Fund
Steven B. Raineri has been a lead portfolio manager of the Small Cap Fund since 2012. He joined Franklin Templeton Investments in 2005.

Christopher Meeker, CFA, has been a portfolio manager of the Small Cap Fund since 2015.  He joined Franklin Templeton Investments in 2012.  Prior to joining Franklin Templeton Investments, he worked as a senior buy-side analyst at Federated Global Investment Management with a focus on the international markets and coverage of the industrial, consumer and technology sectors.

The current members of the portfolio management team for the Funds are expected to continue to manage the Small Cap Fund after the Transaction.  The SAI for the MidCap Fund and the Small Cap Fund dated March 1, 2017, as supplemented to date (the “Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fees?

As shown in the table below, the Small Cap Fund has an investment management fee that is lower than the MidCap Fund’s investment management fee at all net asset levels.  The investment management fees for the MidCap Fund and the Small Cap Fund are as follows:

MidCap Fund	Small Cap Fund
0.950% of the value of its net assets up to and including $500 million; and	0.750% of the value of net assets up to and including $500 million;
0.850% of the value of its net assets over $500 million up to and including $1 billion; and	0.625% of the value of net assets over $500 million up to and including $1 billion;
0.800% of the value of its net assets over $1 billion up to and including $1.5 billion; and	0.500% of the value of net assets over $1 billion up to and including $5 billion; and
0.750% of the value of its net assets over $1.5 billion up to and including $6.5 billion; and	0.490% of the value of net assets over $5 billion.
0.725% of the value of its net assets over $6.5 billion up to and including $11.5 billion; and
0.700% of the value of its net assets over $11.5 billion up to and including $16.5 billion; and
0.690% of the value of its net assets over $16.5 billion up to and including $19 billion; and
0.680% of the value of its net assets over $19 billion up to and including $21.5 billion; and
0.670% of the value of its net assets over $21.5 billion.

For the fiscal year ended October 31, 2016, the MidCap Fund paid FASL investment management fees of $1,082,996, and the Small Cap Fund paid FASL investment management fees of $12,296,211, in each case after taking account of fee waivers and/or reductions.  Before any such waivers and reductions, the MidCap Fund’s investment management fees totaled $1,462,385, and the Small Cap Fund’s investment management fees totaled $12,767,794.

A discussion regarding the basis for the Board’s approving the investment management agreement for each Fund is available in each Fund’s most recent Semi-Annual Report to Shareholders for the period ended April 30, 2017.

Each Fund has an investment management agreement that includes both investment management and administrative services, and the agreements are substantially similar.  FASL has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to the Funds.  For such services, FASL pays FT Services an administrative fee out of its investment management fees from each Fund.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The tables also show the pro forma estimated fees and expenses for the Small Cap Fund, assuming that shareholders of the MidCap Fund approve the Plan and that the Transaction had been completed as of the beginning of the Small Cap Fund’s last completed fiscal year.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the Small Cap Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

TABLE OF SHAREHOLDER FEES (both Funds)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%	None	None

1.  There is a 1.00% CDSC that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS C, CLASS R AND ADVISOR CLASS SHARES OF THE FUNDS AND PROJECTED EXPENSES AFTER THE TRANSACTION

As shown in the tables below, the MidCap Fund’s shareholders will experience a reduction in the overall total expense ratio that applies to their investment if the MidCap Fund is reorganized into the Small Cap Fund.

ANNUAL FUND OPERATING EXPENSES[1]	MidCap Fund	Small Cap Fund	Pro Forma Small Cap Fund
	Class A	Class A	Class A4

Management fees	0.95%	0.58%	0.58%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.34%	0.28%	0.26%
Acquired fund fees and expenses	0.00%	0.02%	0.02%
Total annual Fund operating expenses	1.54%	1.13%	1.11%
Fee waiver and/or expense reimbursement	-0.24%[2]	-0.02%[3]	-0.02%[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.30%[2]	1.11%[3]	1.09%

ANNUAL FUND OPERATING EXPENSES[1]	MidCap Fund	Small Cap Fund	Pro Forma Small Cap Fund
	Class C	Class C	Class C4

Management fees	0.95%	0.58%	0.58%
Distribution and service (12b-1) fees	0.99%	1.00%	1.00%
Other expenses	0.34%	0.28%	0.26%
Acquired fund fees and expenses	0.00%	0.02%	0.02%
Total annual Fund operating expenses	2.28%	1.88%	1.86%
Fee waiver and/or expense reimbursement	-0.24%[2]	-0.02%[3]	-0.02%[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.04%[2]	1.86%[3]	1.84%

ANNUAL FUND OPERATING EXPENSES[1]	MidCap Fund	Small Cap Fund	Pro Forma Small Cap Fund
	Class R	Class R	Class R4

Management fees	0.95%	0.58%	0.58%
Distribution and service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.34%	0.28%	0.26%
Acquired fund fees and expenses	0.00%	0.02%	0.02%
Total annual Fund operating expenses	1.79%	1.38%	1.36%
Fee waiver and/or expense reimbursement	-0.24%[2]	-0.02%[3]	-0.02%[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.55%[2]	1.36%[3]	1.34%

ANNUAL FUND OPERATING EXPENSES[1]	MidCap Fund	Small Cap Fund	Pro Forma Small Cap Fund
	Advisor Class	Advisor Class	Advisor Class[4]

Management fees	0.95%	0.58%	0.58%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.34%	0.28%	0.26%
Acquired fund fees and expenses	0.00%	0.02%	0.02%
Total annual Fund operating expenses	1.29%	0.88%	0.86%
Fee waiver and/or expense reimbursement	-0.24%[2]	-0.02%[3]	-0.02%[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.05%[2]	0.86%[3]	0.84%

1         Expense ratios reflect annual fund operating expenses for the fiscal year ended October 31, 2016 for each Fund (as reflected in each Fund’s prospectus).

2      The Investment Manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the MidCap Fund do not exceed 1.05%, until at least February 28, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

3      The Investment Manager has contractually agreed in advance to reduce its fee as a result of the Small Cap Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

4      Pro forma expenses are based on current and anticipated Small Cap Fund expenses as if the Transaction had been effective as of November 1, 2015 and do not include estimated costs of the Transaction of approximately $55,600 to be borne by each Fund (approximately 0.029% of the MidCap Fund’s total net assets, and 0.002% of the Small Cap Fund’s total net assets as of April 30, 2017).

Example

This example can help you compare the cost of investing in shares of the MidCap Fund with the cost of investing in a comparable class of shares of the Small Cap Fund, both before and after the Transaction.  The example assumes:

•        You invest $10,000 for the periods shown;

•        Your investment has a 5% return each year;

•        The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and

•        You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MidCap Fund – Class A	$700*	$1,011	$1,345	$2,286
Small Cap Fund – Class A	$682*	$912	$1,160	$1,870
Pro Forma Small Cap Fund – Class A (assuming the Transaction is completed)	$680*	$906	$1,150	$1,848
MidCap Fund – Class C	$307*	$689	$1,199	$2,598
Small Cap Fund – Class C	$289*	$589	$1,015	$2,201
Pro Forma Small Cap Fund – Class C (assuming the Transaction is completed)	$287*	$583	$1,004	$2,180

If you do not sell your Class C Shares:
MidCap Fund – Class C	$207	$689	$1,199	$2,598
Small Cap Fund – Class C	$189	$589	$1,015	$2,201
Pro Forma Small Cap Fund – Class C (assuming the Transaction is completed)	$187	$583	$1,004	$2,180
MidCap Fund – Class R	$158	$540	$947	$2,086
Small Cap Fund – Class R	$138	$435	$754	$1,657
Pro Forma Small Cap Fund – Class R (assuming the Transaction is completed)	$136	$429	$743	$1,635
MidCap Fund – Advisor Class	$107	$385	$685	$1,536
Small Cap Fund –Advisor Class	$88	$279	$486	$1,083
Pro Forma Small Cap Fund – Advisor Class (assuming the Transaction is completed)	$86	$272	$475	$1,060

*   Assumes a CDSC will not apply.

How do the performance records of the Funds compare?

The Small Cap Fund has outperformed the MidCap Fund on a total return basis for the one-, three-, five-, and ten-year periods ended March 31, 2017.  The average annual total returns of Class A, Class C, Class R and Advisor Class shares of the Funds, with and without any applicable sales charges and before taxes, as of March 31, 2017, are shown below.

Average Annual Total Return	1 Year	3 Years	5 Years	10 Years
MidCap Fund – Class A (with sales charge)	9.48%	3.03%	8.90%	4.41%
Small Cap Fund – Class A (with sales charge)	15.45%	3.31%	9.95%	6.11%

MidCap Fund – Class A (without sales charge)	16.18%	5.10%	10.21%	5.03%
Small Cap Fund – Class A (without sales charge)	22.50%	5.38%	11.26%	6.75%

MidCap Fund – Class C (with sales charge)	14.39%	4.35%	9.43%	4.31%
Small Cap Fund – Class C (with sales charge)	20.61%	4.61%	10.47%	5.98%

MidCap Fund – Class C (without sales charge)	15.39%	4.35%	9.43%	4.31%
Small Cap Fund – Class C (without sales charge)	21.61%	4.61%	10.47%	5.98%

MidCap Fund – Class R	15.88%	4.88%	9.97%	4.82%
Small Cap Fund – Class R	22.19%	5.14%	11.02%	6.51%

MidCap Fund – Advisor Class	16.56%	5.40%	10.54%	5.36%
Small Cap Fund – Advisor Class	22.81%	5.66%	11.57%	7.05%

Included in the financial highlights tables located in the Fund Prospectus are the total returns of the MidCap Fund and the Small Cap Fund for the five fiscal years ended October 31, 2016.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Where can I find more financial and performance information about the Funds?

The Fund Prospectus, each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2016, and each Fund’s Semi-Annual Report for the fiscal period ended April 30, 2017 contain additional financial and performance information for each Fund, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  Additional performance information as of the calendar year ended December 31, 2016, including after-tax return information, is contained in the Fund Prospectus under the heading “Performance.”  These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).  Attached as Exhibit B are the Financial Highlights for the most recently ended semi-annual period (April 30, 2017) for the MidCap Fund and the Small Cap Fund.

What are other key features of the Funds?

Service Providers.  The Funds use the same service providers for the following services:

•        Custody Services.  The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund’s securities and other assets.

•        Transfer Agency Services.  Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•        Administrative Services.  FT Services, One Franklin Parkway, San Mateo, CA 94403-1906, an indirect wholly owned subsidiary of FRI, has an agreement with FASL to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

•        Distribution Services.  Distributors, One Franklin Parkway, San Mateo, California 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•        Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  Class A, Class C and Class R shares of each Fund have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plans, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged to each class are based only on expenses attributable to that particular class.

Under the Class A Rule 12b-1 Plan for the Funds, each Fund may pay up to 0.35% per year of the average daily net assets of Class A shares to those who sell and distribute Class A shares and provide other services to shareholders.  The Board has set, until further notice, the Class A shares’ distribution and service fees paid by the Funds at 0.25% per year of the average daily net assets of Class A shares.  Under the Class C Rule 12b-1 Plan for the Funds, each Fund may pay up to 1.00% per year of the average daily net assets of Class C shares.  Under the Class R Rule 12b-1 Plan for the Funds, each Fund may pay up to 0.50% per year of the average daily net assets of Class R shares.  Advisor Class shares have no Rule 12b-1 plan.  For more information regarding the Small Cap Fund’s Rule 12b-1 plan, please see “The Underwriter—Distribution and service (12b-1) fees – Class A, C and R” in the Fund SAI.

Dividends and Distributions.  Both Funds intend to pay income dividends at least annually from net investment income.  Both Funds may pay capital gains, if any, at least annually.  The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Tax. The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see the Fund Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

At a meeting of the Board on May 22, 2017 (the “May Meeting”), FASL and Distributors (“Management”) recommended to the Board that it approve the reorganization of the MidCap Fund with and into the Small Cap Fund.  Management recommended the Transaction because, if approved, shareholders of the MidCap Fund will become shareholders of a Fund with the same investment goal and management style, similar principal investment strategies and risks, lower annual fund operating expenses, better overall historical investment performance on a total return basis, and more favorable sales prospects.  In addition, shareholders of the Small Cap Fund potentially could benefit from the Transaction to the extent that the Small Cap Fund receives certain securities it would otherwise acquire for its portfolio from the MidCap Fund without incurring transaction costs.

At the May Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.

The Board requested and received from FASL written materials containing relevant information about the Small Cap Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the MidCap Fund and the Small Cap Fund.

The Board reviewed detailed information about: (1) the investment goals, strategies and policies of the Small Cap Fund and their comparability with those of the MidCap Fund; (2) the portfolio management and other service providers of the Funds; (3) the comparative short-term and long-term investment performance of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Transaction expense ratios for the Small Cap Fund; (5) the relative asset size of each Fund; (6) how the costs of the Transaction will be shared, including FASL’s agreement to pay a portion of the expenses related to the Transaction; (7) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (8) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the MidCap Fund.  In approving the Transaction, the Board considered the following factors, among other things:

Investment Goals, Principal Investment Strategies and Principal Risks.  Both Funds have the same investment goal of long-term total return, and both Funds are managed by FASL in a “value” style of investing and focus on the lower end of the market capitalization spectrum.  The MidCap Fund invests predominantly in common stocks of mid-capitalization companies, while the Small Cap Fund invests predominantly in common stocks of small-capitalization companies.  Both Funds may invest up to 25% of their total assets in foreign securities and also may invest in equity REITs.

The principal investment risks of the Funds are substantially the same, except that the Small Cap Fund is subject to an increased level of smaller companies risk.

Investment Overlap.  Both Funds focus on the lower end of the market capitalization spectrum of value stocks, and there is substantial overlap in the value stocks that are eligible for both Funds to purchase.  As of March 31, 2017, approximately 60% of the MidCap Fund’s holdings would qualify as “small-capitalization companies,” for purposes of the Small Cap Fund’s investment strategy.

Decreased Fund Operating Expenses.  The expense ratio of each class of shares of the Small Cap Fund to be received by shareholders of the MidCap Fund in the Transaction is lower than the expense ratio of the corresponding class of the MidCap Fund.

Investment Performance.  As shown in more detail above, in “How do the performance records of the Funds compare?” the Small Cap Fund has had better historical total return performance than the MidCap Fund on an annualized basis.  The Board considered that the Small Cap Fund had outperformed the MidCap Fund over each of the one-, three-, five-, and ten-year periods ended March 31, 2017.

Sales Prospects.  The marketplace has responded more favorably to the Small Cap Fund as new gross and net sales of the Small Cap Fund have been greater than new gross and net sales of the MidCap Fund for the 12 months ended March 31, 2017, and Management believes that this sales trend will continue to favor the Small Cap Fund in the future.

Continuity in Service Providers.  If the Transaction is completed, there will be continuity in service providers.  The Investment Manager, portfolio management teams, distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.

Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.  For more information, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION” below.

Costs of the Transaction.  The Board considered that the Plan provided that each Fund will pay 25% of the expenses of the Transaction with FASL paying the remaining 50% of such expenses, not including commissions that would be incurred during the sale of a portion of the MidCap Fund’s assets as part of a portfolio repositioning.  The Board noted that in light of the current expense waivers that were in place for the MidCap Fund, FASL or an affiliate ultimately will pay the MidCap Fund’s portion of the Transaction expenses. In considering the Transaction expenses to be borne by each Fund, the Board also considered that the Transaction will offer shareholders of the MidCap Fund the opportunity to reorganize into a significantly larger fund with a lower annual operating expense ratio, better overall historical investment performance, and more favorable sales prospects, and that shareholders of the Small Cap Fund could benefit from the Transaction to the extent that the Small Cap Fund receives certain securities it would otherwise acquire for its portfolio from the MidCap Fund without transaction costs.

Repositioning.   The Board considered that the Investment Manager currently expects that a significant portion of the MidCap Fund’s portfolio assets (approximately 45%, based on portfolio assets as of March 31, 2017) may need to be sold in connection with the Transaction in order to comply with the Small Cap Fund’s investment policies.  The Board considered that commissions and transaction costs may be incurred due to the repositioning of the MidCap Fund’s portfolio, which will be borne by the MidCap Fund or the combined Small Cap Fund, and that the Investment Manager believes that the commissions and any capital gains resulting from such repositioning will be immaterial in amount.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trustees of the Board, on behalf of the MidCap Fund and the Small Cap Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the MidCap Fund and the Small Cap Fund, respectively, and that no dilution of value would result to the respective shareholders of the MidCap Fund and the Small Cap Fund from the Transaction.  The Board unanimously approved the Plan at the May Meeting, and unanimously recommended that shareholders of the MidCap Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A to this Prospectus/Proxy Statement, for complete information about the Transaction.

How will the Transaction be carried out?

If the shareholders of the MidCap Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the MidCap Fund do not approve the Plan, the Transaction will not take place, and the MidCap Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.

If the shareholders of the MidCap Fund approve the Plan, the officers of the Trust will determine a specific date, called the “closing date,” for the Transaction to take place.  The MidCap Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Small Cap Fund on the closing date, which is scheduled to occur on or about [December 1], 2017 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Trust may set.  The Small Cap Fund will not assume any liabilities of the MidCap Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the MidCap Fund, will use its reasonable best efforts to discharge all of the known liabilities of the MidCap Fund.  In exchange, the Trust will issue the Small Cap Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Small Cap Fund by the MidCap Fund.  The MidCap Fund will distribute to its shareholders the Small Cap Fund Shares it receives.  Each shareholder of the MidCap Fund will receive the Small Cap Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the MidCap Fund at the time of the exchange.  The share transfer books of the MidCap Fund will be permanently closed as of 1:00 p.m., Pacific time, on the Closing Date.  The MidCap Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date.  Requests received after that time will be considered requests to redeem Small Cap Fund Shares.  Prior to the Closing Date, the MidCap Fund will pay or make provision for payment of all its remaining liabilities, if any.  At the closing, each shareholder of record of the MidCap Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the MidCap Fund that such shareholder had on the distribution record date.  The MidCap Fund will then terminate its existence, liquidate, and dissolve.

The obligations of the Funds under the Plan are subject to various conditions, including:

•     the Small Cap Fund’s Registration Statement on Form N-14 under the Securities Act of 1933 (the “1933 Act”), of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•     the shareholders of the MidCap Fund shall have approved the Transaction; and

•     the Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the MidCap Fund, the Small Cap Fund, or their shareholders.

The Trust may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the MidCap Fund.

Following the Closing Date, any outstanding MidCap Fund share certificates shall be deemed cancelled.

Who will pay the expenses of the Transaction?

Each Fund will pay 25% of the total cost of the Transaction and FASL will pay 50% of the total cost.  The total amount of such costs and expenses for the Transaction is estimated to be $222,400.  Thus, each Fund is expected to pay approximately $55,600 in connection with the Transaction, not including commissions that would be incurred during the sale of a portion of the MidCap Fund’s assets as part of a portfolio repositioning.  However, in light of the current expense waivers that are in place for the MidCap Fund, FASL or an affiliate ultimately will pay the MidCap Fund’s portion of the Transaction’s expenses.

What should I know about the Small Cap Fund Shares?

The Small Cap Fund Shares that will be distributed to the MidCap Fund shareholders will have the same legal characteristics as the shares of the MidCap Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.  After the Transaction, shareholders of the MidCap Fund whose shares are represented by outstanding share certificates will not receive certificates for the Small Cap Fund Shares, and all outstanding MidCap Fund share certificates will be cancelled.  Evidence of share ownership of the former shareholders of the MidCap Fund will be reflected electronically on the books and records of the Small Cap Fund.

What are the capitalizations of the Funds and what might the Small Cap Fund’s capitalization be after the Transaction?

The following table sets forth, as of June 7, 2017, the capitalizations of the MidCap Fund and the Small Cap Fund.  The table also shows the projected capitalization of the Small Cap Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Small Cap Fund and its classes is likely to be different when the Transaction is actually consummated.

	MidCap Fund	Small Cap Fund	Pro Forma Adjustments to Capitalization[1]	Small Cap Fund - Pro Forma[2]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net assets (all classes)	$191,721,464	$2,800,574,278	$(121,750)	$2,992,173,992
Total shares outstanding (all classes)	12,082,885	50,625,354	-	54,163,277
Class A net assets	$153,431,287	$1,213,825,618	$(75,102)	$1,367,181,803
Class A shares outstanding	9,646,619	22,081,855	-	24,873,037
Class A NAV per share	$15.91	$54.97	$-	$54.97
Class C net assets	$27,247,424	$227,789,137	$(13,603)	$255,022,958
Class C shares outstanding	1,745,703	4,626,808	-	5,180,280
Class C NAV per share	$15.61	$49.23	$ -	$49.23
Class R net assets	$653,089	$219,980,267	$(4,989)	$220,628,367
Class R shares outstanding	41,029	4,046,188	-	4,058,200
Class R NAV per share	$15.92	$54.37	$ -	$54.37
Class R6 net assets	$-	$148,431,050	$(3,226)	$148,427,824
Class R6 shares outstanding	-	2,589,590	-	2,589,590
Class R6 NAV per share	$-	$57.32	$ -	$57.32
Advisor Class net assets	$10,389,664	$990,548,206	$(24,830)	$1,000,913,040
Advisor Class shares outstanding	649,534	17,280,913	-	17,462,171
Advisor Class NAV per share	$16.00	$57.32	$ -	$57.32

1.      Adjustments reflect the costs of the Transaction incurred by the Funds.

2.      Numbers are projected as if the Transaction had been effected.

At the closing of the Transaction, shareholders of the MidCap Fund will receive the Small Cap Fund Shares based on the relative NAVs per share of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Small Cap Fund’s investment policies and risks, you should read the Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Fund SAI, which is available upon request.

How do the investment goals, strategies, policies and risks of the Funds compare?

Identical Investment Goals.  The investment goal for both Funds is long-term total return.

Similar Principal Investment Strategies.  The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval) unless otherwise noted:

Mid Cap Fund	Small Cap Fund

Mid-Capitalization Companies.  Under normal market conditions, the Fund invests at least 80% of its net assets in investments of mid-capitalization companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Mid-capitalization companies are those with market capitalizations (share price times the number of common stock shares outstanding) that are similar in size to those in the Russell Midcap® Index, at the time of purchase. That index is designed to measure the performance of the 800 smallest companies (based on total market capitalization) in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of March 31, 2017, the market capitalizations of companies in the Russell Midcap Index ranged from approximately $0.03 billion to $58.2 billion, and the median market capitalization was approximately $6.9 billion.

Small-Capitalization Companies.  Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: (1) the highest market capitalization in the Russell 2000 Index; or (2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of March 31, 2017, the highest market capitalization in the Russell 2000 Index was $13.2 billion.

Undervalued Equity Securities.  The Fund generally invests in equity securities that the Fund’s Investment Manager believes are undervalued at the time of purchase and have the potential for capital appreciation.

In choosing investments that are undervalued, the Fund’s Investment Manager focuses on companies that have one or more of the following characteristics:

• Stock prices that are low relative to current, historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history

• Recent sharp stock price declines but the potential for good long-term earnings prospects, in the Investment Manager’s opinion

• Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a  “value,” when it is less than the price at which the Investment Manager believes it would trade if the market reflected all factors relating to the company’s worth. The Investment Manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or bankruptcy, or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales. The Investment Manager considers selling a security when it no longer meets its value criteria.

Undervalued Equity Securities. Same as the MidCap Fund.
Common Stocks. The Fund invests predominantly in common stocks.	Common Stocks. Same as the MidCap Fund.

REITs.  The Fund may invest in equity real estate investment trusts (REITs). “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type.

REITs. Same as the MidCap Fund.
Foreign Securities. The Fund may invest up to 25% of its total assets in foreign securities.	Foreign Securities. Same as the MidCap Fund.

How do the fundamental investment policies differ?

The Funds’ fundamental investment policies with respect to borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, concentrating in an industry, diversifying among issuers, and issuing senior securities are identical.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ investment goals depends upon market conditions, generally, and on the Investment Manager’s analytical and portfolio management skills.  For more information about the principal risk factors associated with investments in the Funds, see the Fund Prospectus under the heading “Fund Details – Principal Risks,” and the Fund SAI under the heading “Goals, Strategies and Risks.”

The principal risks of investing in the Small Cap Fund are substantially the same as the principal risks of investing in the MidCap Fund, except that the Small Cap Fund is subject to the principal risk of investing in smaller companies, whereas the MidCap Fund is subject to the principal risk of investing in midsize companies.

Below are the principal investment risks of each Fund.  Unless noted otherwise, the principal investment risk applies to both Funds.

Market.  The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, markets generally or sectors within the markets. The value of a security or other investment may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. The value may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing.  A value stock may not increase in price as anticipated by the Investment Manager if other investors fail to recognize the company’s value or the factors that the Investment Manager believes will increase the price of the security do not occur or do not have the anticipated effect.

The Fund’s policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Midsize Companies (in the case of the MidCap Fund).  While midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of midsize companies to changing economic conditions.

In addition, midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be dependent on narrower lines of business than larger companies, and therefore may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

Smaller Companies (in the case of the Small Cap Fund). While investments in smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, securities issued by smaller companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities.  Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for investment loss in the Fund and may include, among others, currency risks (such as fluctuations in currency exchange rates and currency devaluations); country risks (such as political, diplomatic, or regional conflicts, terrorism or war, social and economic instability, and internal or external policies or economic sanctions limiting or restricting foreign investment, the movement of assets or other economic activity); and risks associated with the state of a country’s financial markets and legal institutions. Other foreign securities risks may include unfavorable trading, settlement or custodial practices, less government supervision, less publicly available information, less stringent investor protection standards, limited legal redress for violations of law, limited trading markets and greater illiquidity and greater price volatility.

Real Estate Investment Trusts (REITs).  Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types of and locations of the properties it owns and how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Management.  The Fund is actively managed and could experience losses if the Investment Manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the Investment Manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Investment Manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to qualify as a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•      no gain or loss will be recognized by the MidCap Fund or the shareholders of the MidCap Fund as a direct result of the Transaction;

•      no gain or loss will be recognized by the Small Cap Fund as a direct result of the Transaction;

•      the basis of the assets of the MidCap Fund received by the Small Cap Fund will be the same as the basis of these assets in the hands of the MidCap Fund immediately before the Transaction;

•      the holding period of the assets of the MidCap Fund received by the Small Cap Fund will include the period during which such assets were held by the MidCap Fund;

•      the aggregate tax basis of the shares of the Small Cap Fund to be received by a shareholder of the MidCap Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the MidCap Fund; and

•      the holding period of the shares of the Small Cap Fund received by a shareholder of the MidCap Fund as part of the Transaction will include the period that a shareholder held the shares of the MidCap Fund (provided that such shares of the MidCap Fund are capital assets in the hands of such shareholder as of the Closing Date).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the MidCap Fund and the Small Cap Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the MidCap Fund, the Small Cap Fund, or any MidCap Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction were consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, the MidCap Fund would recognize gain or loss on the transfer of its assets to the Small Cap Fund, and each shareholder of the MidCap Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its MidCap Fund shares and the fair market value of the shares of the Small Cap Fund it received.

Final Dividend or Other Distributions.  Prior to the closing of the Transaction, the MidCap Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.

Repositioning of the MidCap Fund’s Portfolio Assets.  FASL currently estimates that a significant portion of the MidCap Fund’s portfolio assets (approximately 45%, based on portfolio assets as of March 31, 2017) may be sold after the closing of the Transaction, as part of a portfolio repositioning and separate from normal portfolio turnover, in order to comply with the Small Cap Fund’s investment policies. The extent of such possible sales may depend in part on market conditions and upon the possible need to sell additional portfolio securities to meet redemptions prior to the closing of the Transaction.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to shareholders will depend upon a variety of factors, including the amount of the MidCap Fund’s net appreciation in the value of the portfolio assets that are sold. Taking into account the MidCap Fund’s net unrealized appreciation in portfolio assets on a tax basis at October 31, 2016 of $18,272,122  ($1.67 per share; 11.51% of NAV) and the lack of capital loss carryovers available as of such date to offset any capital gains realized by the MidCap Fund, it is not anticipated that the sale of such portion of the MidCap Fund’s portfolio assets after the closing of the Transaction should result in any material amounts of capital gains to be distributed to shareholders of the Small Cap Fund due to the large size of the Small Cap Fund and its NAV per share.

The ability of the combined Small Cap Fund to fully use the MidCap Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited as described below, which may result in shareholders of the Small Cap Fund receiving a greater amount of capital gain distributions than they would have received had the Transaction not occurred.

Transaction costs also may be incurred due to the repositioning of the portfolio.  Management believes that these portfolio transaction costs will be immaterial in amount (i.e., less than 0.01% (1 basis point) of annual fund operating expenses).

General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, if any, of the MidCap Fund move to the Small Cap Fund following the Transaction.  Generally, the capital loss carryovers of the MidCap Fund and the Small Cap Fund are available to offset future gains recognized by the combined Small Cap Fund, subject to limitations under the Code.  Where the Code limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Small Cap Fund and its shareholders post-closing.  Under one such limitation, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Small Cap Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  It is not anticipated that limitations on the use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Transaction.  At October 31, 2016, neither Fund had capital loss carryovers.

Appreciation in Value of Investments.  Shareholders of the MidCap Fund will receive a proportionate share of any taxable income and gains realized by the combined Small Cap Fund and not distributed to shareholders of the Small Cap Fund prior to the Transaction when such income and gains are eventually distributed by the combined Small Cap Fund.  As a result, shareholders of the MidCap Fund may receive a greater amount of taxable distributions than they would have received had the Transaction not occurred.  In addition, if the combined Small Cap Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the MidCap Fund, shareholders of the MidCap Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized appreciation in value of investments as a percentage of its NAV at October 31, 2016 was 11.51% for the MidCap Fund, compared to 18.64% for the Small Cap Fund, and 18.22% on a combined basis.  As a result, shareholders of the MidCap Fund may receive a greater amount of taxable distributions relative to what they would have received had the Transaction not occurred.

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

INFORMATION ABOUT THE FUNDS

Organization and Structure

The following is a discussion of the organization of the Funds and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in the Fund SAI.

Comparison of Capital Structure.  Each Fund is a diversified series of the Trust.  The Trust is an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Massachusetts business trust on September 11, 1989, was reorganized as a Delaware statutory trust effective November 2, 2015, and is registered with the SEC.

The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The MidCap Fund and the Small Cap Fund shareholders have no appraisal rights.

Comparison of Voting Rights.  Shares of each class of a Fund represent proportionate interests in such Fund’s assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law.  Shares of each class of a Fund have the same voting and other rights and preferences as the other classes and Funds of the Trust for matters that affect the Trust as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees, and this gives holders of more than 50% of the shares of the Trust voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Trust’s Agreement and Declaration of Trust (“Trust Instrument”).  For example, the Trust Instrument and By-Laws give shareholders the power to vote only on:  (i) such matters required by the Trust Instrument, the By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the SEC, the registration of which is effective; and (ii) such other matters as the Board may consider necessary or desirable.

Quorum and Vote Required to Approve a Proposal.  Quorum for a meeting of shareholders of a Fund is generally forty percent (40%) of the shares entitled to vote which are present in person or by proxy.  Under the Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date.  The Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The maximum number of days is 120 for both Funds.  A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment of the meeting; provided, however, that the Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than sixty days from the date set for the original meeting.

Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act, such as the Trust, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; however, such funds are still subject to the voting requirements of the 1940 Act.

Limited Liability for Shareholders.  Under the Delaware Statutory Trust Act, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

Board of Trustees.  Pursuant to the Delaware Statutory Trust Act and the Trust Instrument, the responsibility for the general oversight of each Fund is vested in the Board, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in the management of the Funds.  Pursuant to the Trust Instrument, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

Additional Information

Information about the Funds is included in the Fund Prospectus.  The Fund Prospectus is incorporated by reference into and is considered a part of this Prospectus/Proxy Statement and also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in the Fund SAI.  The Fund SAI is incorporated into the Fund Prospectus, and into the SAI dated  [_________], 2017 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2016 and each Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2017.

You may request a free copy of the Fund Prospectus, the Fund SAI, each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2016 and each Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2017, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN or by writing to a Fund at P.O. Box 997151, Sacramento, CA  95899-7151.

The Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the 1933 Act, the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”).  These materials can be inspected and copied at the public reference facilities maintained by the SEC at: 100 F Street, N.E., Room 1580, Washington, D.C. and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the MidCap Fund is required to approve the Plan.  Each MidCap Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the MidCap Fund held at the close of business on the Record Date.  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Forty percent (40%) of the MidCap Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

How do I ensure my vote is accurately recorded?

You may vote in one of four ways:

•   By mail, with the enclosed proxy card;

•   In person at the Meeting;

•      By telephone (if eligible); or

•      Through the Internet (if eligible).

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the MidCap Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted “FOR” the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the MidCap Fund expressly revoking your proxy, by signing and forwarding to the MidCap Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of the MidCap Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of the MidCap Fund as of the Record Date:

Class	Shares Outstanding
Class A	[________]
Class C	[________]
Class R	[________]
Advisor Class	[________]
Total	[________]

How will proxies be solicited?

AST Fund Solutions, LLC, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $52,000.  The MidCap Fund expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain MidCap Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the MidCap Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

The MidCap Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The MidCap Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

The MidCap Fund expects that, before the Meeting, broker-dealer firms holding shares of the MidCap Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the MidCap Fund understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?

If the Transaction is approved at the Meeting, shareholders of the MidCap Fund will not have the right to dissent and obtain payment of the fair value of their shares because the MidCap Fund’s Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the MidCap Fund.  Shareholders of the MidCap Fund, however, will be able to redeem or exchange shares of the MidCap Fund at NAV (subject to any applicable CDSC) until the Closing Date of the Transaction.  After the Closing Date, shareholders may redeem the Small Cap Fund Shares or exchange them for shares of certain other Franklin Templeton funds.  Redemptions are subject to the terms and conditions in the Fund Prospectus.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially [___]% of the MidCap Fund – Advisor Class, and less than 1% of the outstanding shares of the other classes of each Fund.

To the knowledge of the Funds, no person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement. Upon completion of the Transaction, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of the MidCap Fund’s outstanding Class A, Class C, Class R, or Advisor Class shares will own in excess of 5% of the then outstanding shares of the corresponding class of the Small Cap Fund.

SHAREHOLDER PROPOSALS

Neither the MidCap Fund nor the Small Cap Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the MidCap Fund or the Small Cap Fund for the next meeting of shareholders (if any) should send a written proposal to the Trust’s offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the MidCap Fund or Small Cap Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the proxy statement of the MidCap Fund or Small Cap Fund or presented at the meeting.

ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to the MidCap Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Trust (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the MidCap Fund on questions of adjournment.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees,

Steven J. Gray

Secretary

 [__________], 2017

GLOSSARY

Useful Terms and Definitions

1940 Act—The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the MidCap Fund, or (ii) 67% or more of the outstanding shares of the MidCap Fund present or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the MidCap Fund are present or represented by proxy.

CDSC — Contingent deferred sales charge.

Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

FASL — Franklin Advisory Services, LLC, the investment manager for the Funds.

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Independent Trustees — The Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act.

IRS — U.S. Internal Revenue Service.

Meeting — The Special Meeting of Shareholders of the MidCap Fund concerning the approval of the Plan.

Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan — The Plan of Reorganization adopted by the Trust on behalf of the MidCap Fund and the Small Cap Fund.

Record Date — July 21, 2017 – The date selected for determining which shareholders of record of the MidCap Fund will be entitled to vote on the Transaction.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.

SEC — U.S. Securities and Exchange Commission.

The Trust — Franklin Value Investors Trust, the registered investment company of which both the MidCap Fund and the Small Cap Fund are a series.

Transaction — The proposed transaction contemplated by the Plan.

U.S.— The United States of America.

EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT

Exhibit

A.  Form of Plan of Reorganization

B.  Financial Highlights of the MidCap Fund and the Small Cap Fund

C.  Principal Holders of Securities

D.     Prospectus of the Small Cap Fund – Class A, Class C, Class R, Class R6 and Advisor Class, dated March 1, 2017, as amended and supplemented to date (enclosed)

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”), is made as of this [__] day of [_________], 2017, by Franklin Value Investors Trust (“FVIT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, the Franklin MidCap Value Fund (“MidCap Fund”) and the Franklin Small Cap Value Fund (“Small Cap Fund”) (together, the “Funds” and, individually, a “Fund”).  Franklin Advisory Services, LLC, a Delaware limited liability company, joins this Plan solely for purposes of Section 8.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by FVIT, on behalf of Small Cap Fund, of substantially all of the property, assets and goodwill of MidCap Fund in exchange solely for full and fractional Class A, Class C, Class R and Advisor Class shares of beneficial interest, with no par value, of Small Cap Fund (“Small Cap Fund Shares”); (ii) the distribution of Small Cap Fund Shares to the holders of Class A, Class C, Class R and Advisor Class shares of beneficial interest, with no par value, of MidCap Fund (the “MidCap Fund Shares”), respectively, according to their respective interests in MidCap Fund, in complete liquidation of MidCap Fund; and (iii) the dissolution of MidCap Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, FVIT covenants and agrees as follows:

1.  Sale and Transfer of Assets, Liquidation and Dissolution of MidCap Fund.

(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by Small Cap Fund of the number of Small Cap Fund Shares hereinafter provided, FVIT, on behalf of MidCap Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to Small Cap Fund all of MidCap Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 8 of the Plan (including, but not limited to, fees of counsel and accountants, and expenses of MidCap Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on MidCap Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with MidCap Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of FVIT, on behalf of MidCap Fund, shall reasonably deem to exist against MidCap Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on MidCap Fund’s books (such assets hereinafter “Net Assets”).  Small Cap Fund shall not assume any liability of MidCap Fund, whether accrued or contingent, known or unknown, and FVIT, on behalf of MidCap Fund, shall use its reasonable best efforts to discharge all of the known liabilities of MidCap Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, FVIT, on behalf of Small Cap Fund, agrees at the Closing to deliver to MidCap Fund the number of Small Cap Fund Shares, determined by dividing the net asset value per share of each Class A, Class C, Class R and Advisor Class shares of MidCap Fund by the net asset value per share each of Class A, Class C, Class R and Advisor Class shares of Small Cap Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, Class R and Advisor Class shares, respectively, of MidCap Fund as of 1:00 p.m., Pacific time, on the Closing Date.  The Small Cap Fund Shares delivered to MidCap Fund at the Closing shall have an aggregate net asset value equal to the value of MidCap Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c) Immediately following the Closing, MidCap Fund shall distribute the Small Cap Fund Shares received by MidCap Fund pursuant to this Section 1 pro rata to MidCap Fund’s shareholders of record, based upon their respective holdings of MidCap Fund, as of the close of business on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of Small Cap Fund of the type and in the amounts due such shareholders based on their respective holdings in MidCap Fund as of the close of business on the Closing Date.  Fractional Small Cap Fund Shares shall be carried to the third decimal place.  As of the Closing, any outstanding certificate or certificates representing MidCap Fund Shares shall be canceled.  Certificates for Small Cap Fund Shares shall not be issued.  After the distribution, MidCap Fund shall be dissolved.

(d) At the Closing, each shareholder of record of MidCap Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 7(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of MidCap Fund that such person had on such Distribution Record Date.

(e) All books and records relating to MidCap Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to Small Cap Fund from and after the date of the Plan, and shall be turned over to Small Cap Fund on or prior to the Closing.

2.  Valuation.

(a) The net asset value of Small Cap Fund Shares and MidCap Fund Shares and the value of MidCap Fund’s Net Assets to be acquired by Small Cap Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of Small Cap Fund Shares and MidCap Fund Shares and the value of MidCap Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent prospectus of Small Cap Fund and MidCap Fund, as amended or supplemented, except that the net asset value per share of MidCap Fund shall be carried to the fourth decimal place.

(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Small Cap Fund Shares or MidCap Fund Shares or the value of MidCap Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c) All computations of value regarding the net asset value of Small Cap Fund Shares and MidCap Fund Shares and the value of MidCap Fund’s Net Assets shall be made by the administrator to the Funds.

3.  Closing and Closing Date.

The Closing shall take place at the offices of FVIT at 9:00 a.m., Eastern time, on [December 1], 2017 or such other date as the officers of FVIT may determine (the “Closing Date”).  FVIT, on behalf of MidCap Fund, shall have provided for delivery as of the Closing those Net Assets of MidCap Fund to be transferred to the account of Small Cap Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  FVIT, on behalf of MidCap Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of MidCap Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  FVIT, on behalf of Small Cap Fund, shall provide evidence that such Small Cap Fund Shares have been registered in an account on the books of Small Cap Fund in such manner as the officers of FVIT, on behalf of MidCap Fund, may reasonably request.

4.  Representations and Warranties by FVIT on behalf of Small Cap Fund and MidCap Fund.

FVIT, on behalf of Small Cap Fund and MidCap Fund, represents and warrants that:

(a) Each Fund is a series of FVIT, which was originally organized as a Massachusetts business trust on September 11, 1989, and was reorganized as a Delaware statutory trust effective on November 2, 2015.  FVIT is validly existing under the laws of the State of Delaware.  FVIT is duly registered under the 1940 Act as an open-end, management investment company and each Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b) FVIT is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund, each outstanding share of which is, and each share of Small Cap Fund when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  FVIT currently issues shares of five series, including the Funds.  Small Cap Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, of which Class A, Class C, Class R and Advisor Class represent Small Cap Fund Shares.  MidCap Fund currently is divided into four classes of Shares: Class A, Class C, Class R and Advisor Class shares of beneficial interest.  No shareholder of either Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to MidCap Fund Shares or Small Cap Fund Shares.

(c) The financial statements appearing in each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2016, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of each Fund as of their respective dates and the results of each Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Fund.

(e) FVIT, on behalf of each Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FVIT, on behalf of either Fund, of the transactions contemplated by the Plan, except for the registration of Small Cap Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.  MidCap Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by MidCap Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by MidCap Fund.

(f) FVIT has elected to treat each Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Each Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each Fund has qualified as a RIC for each taxable year since its inception and that has ended prior to the Closing Date, and, with respect to MidCap Fund, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Small Cap Fund, intends to continue to qualify as a RIC after the Closing Date.  Neither Fund has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause either Fund to fail to be qualified as a RIC as of the Closing Date.

(g) Neither Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) Neither Fund has any unamortized or unpaid organizational fees or expenses.

(i) All information to be furnished by either Fund for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(j) Neither Fund has any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(k) There is no inter-corporate indebtedness existing between MidCap Fund and Small Cap Fund that was issued, acquired, or will be settled at a discount.

(l) The registration statement on Form N-14 referred to in Section 6(h) hereof (the “Registration Statement”), and any prospectus or statement of additional information of Small Cap Fund or MidCap Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective and clearance dates of the Registration Statement, on the date of the special meeting of MidCap Fund’s shareholders to vote on the Plan (the “Special Meeting”) and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

(m) Since October 31, 2016, there has not been any material adverse change in either Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FVIT, on behalf of each Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(o) As of the Closing Date, MidCap Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of MidCap Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FVIT.  FVIT, on behalf of either Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Small Cap Fund’s or MidCap Fund’s business or their ability to consummate the transactions herein contemplated.

(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FVIT’s Board of Trustees, subject to approval of MidCap Fund’s shareholders.

(r) On the Closing Date, all material Returns (as defined below) of each Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To FVIT’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on either Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in the Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, additional tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

5.  Further Representations and Warranties by FVIT, on behalf of MidCap Fund.

FVIT represents and warrants that:

(a) The statement of assets and liabilities to be furnished by FVIT, on behalf of MidCap Fund, as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of Small Cap Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect MidCap Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, FVIT, on behalf of MidCap Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) FVIT, on behalf of MidCap Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of MidCap Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of MidCap Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

6.  Covenants of FVIT.

(a) FVIT, on behalf of each Fund, covenants to operate each Fund’s respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) FVIT, on behalf of MidCap Fund, undertakes that it will not acquire Small Cap Fund Shares for the purpose of making distributions thereof to anyone other than MidCap Fund’s shareholders.

(c) FVIT, on behalf of MidCap Fund, undertakes that, if the Plan is consummated, MidCap Fund will liquidate and dissolve.

(d) FVIT, on behalf of each Fund, agrees that, by the Closing, all of the federal and other Tax Returns required by law to be filed on or before such date shall have been filed, and either all federal and other Taxes shown as due on said Returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.

(e) FVIT, on behalf of MidCap Fund, shall provide at the Closing:

(1)       A statement of the respective tax basis and holding period of all investments to be transferred by MidCap Fund to Small Cap Fund.

(2)       A copy (which may be in electronic form) of MidCap Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FVIT, with respect to each shareholder, and such information as Small Cap Fund may reasonably request concerning MidCap Fund shares or MidCap Fund shareholders in connection with MidCap Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of MidCap Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of Small Cap Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)       A copy of any other Tax books and records of MidCap Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by MidCap Fund after the Closing.

(4)       If requested by Small Cap Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to MidCap Fund.

(f) As promptly as practicable, but in any case within sixty days after the date of Closing, FVIT, on behalf of MidCap Fund, shall furnish Small Cap Fund, in such form as is reasonably satisfactory to Small Cap Fund, a statement of the earnings and profits of MidCap Fund for federal income tax purposes that will be carried over by Small Cap Fund as a result of Section 381 of the Code.

(g) As of the Closing, FVIT, on behalf of MidCap Fund, shall have called, and FVIT shall have held, a Special Meeting of MidCap Fund’s shareholders to consider and vote upon the Plan and FVIT shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  FVIT shall have sent to each shareholder of record of MidCap Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined prospectus/proxy statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, thereunder (the “Prospectus/Proxy Statement”).

(h) FVIT, on behalf of Small Cap Fund, has filed the Registration Statement with the Securities and Exchange Commission (“SEC”) and used its best efforts to provide that the Registration Statement became effective as promptly as practicable.  At the time it became effective, the Registration Statement (i) complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement became effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(i) Subject to the provisions of the Plan, FVIT, on behalf of each Fund, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(j) FVIT, on behalf of MidCap Fund, shall deliver to Small Cap Fund, at the Closing Date, confirmation or other adequate evidence as to the Tax costs and holding periods of the assets and property of MidCap Fund transferred to Small Cap Fund in accordance with the terms of the Plan.

(k) FVIT, on behalf of each Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  FVIT, on behalf of each Fund, shall not take any action or cause any action to be taken (including, without limitation, the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

7.  Conditions Precedent to be Fulfilled by FVIT.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.

(b) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of MidCap Fund at a meeting or any adjournment thereof.

(d) FVIT, on behalf of MidCap Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of MidCap Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of MidCap Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of MidCap Fund or Small Cap Fund.

(f) That there shall be delivered to FVIT an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to FVIT, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of FVIT with regard to matters of fact:

(1) The acquisition by Small Cap Fund of substantially all the assets of MidCap Fund, as provided for herein, in exchange solely for Small Cap Fund Shares followed by the distribution by MidCap Fund to its shareholders of Small Cap Fund Shares in complete liquidation of MidCap Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and MidCap Fund and Small Cap Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by MidCap Fund upon the transfer of substantially all of its assets to Small Cap Fund in exchange solely for voting shares of Small Cap Fund under Sections 361(a) and 357(a) of the Code;

(3) No gain or loss will be recognized by Small Cap Fund upon the receipt by it of substantially all of the assets of MidCap Fund in exchange solely for voting shares of Small Cap Fund under Section 1032(a) of the Code;

(4) No gain or loss will be recognized by MidCap Fund upon the distribution of Small Cap Fund Shares to its shareholders in complete liquidation of MidCap Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;

(5) The tax basis of the assets of MidCap Fund received by Small Cap Fund will be the same as the tax basis of these assets in the hands of MidCap Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of MidCap Fund received by Small Cap Fund will include the periods during which such assets were held by MidCap Fund under Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of MidCap Fund upon the exchange of their shares in MidCap Fund solely for voting shares of Small Cap Fund, including fractional shares to which they may be entitled, under Section 354(a) of the Code;

(8) The tax basis of Small Cap Fund Shares received by the shareholders of MidCap Fund (including fractional shares to which they may be entitled) will be the same as the tax basis of the MidCap Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

(9) The holding period of Small Cap Fund Shares received by shareholders of MidCap Fund (including fractional shares to which they may be entitled) will include the holding period of MidCap Fund Shares surrendered in exchange therefor, provided that the shareholder held the MidCap Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and

(10) Small Cap Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of MidCap Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on MidCap Fund, Small Cap Fund, or any Shareholder of MidCap Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(g) That there shall be delivered to FVIT an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FVIT, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) MidCap Fund and Small Cap Fund are each a series of FVIT and that FVIT is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) FVIT is an open-end investment company of the management type registered as such under the 1940 Act;

(3) The consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FVIT, on behalf of each Fund;

(4) FVIT, on behalf of each Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(5) Small Cap Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by FVIT, on behalf of Small Cap Fund.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of FVIT with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FVIT.

(h) That Small Cap Fund’s Prospectus contained in the Registration Statement with respect to Small Cap Fund Shares to be delivered to MidCap Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That Small Cap Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Small Cap Fund Shares lawfully to be delivered to each holder of MidCap Fund Shares.

(j) FVIT, on behalf of MidCap Fund will provide Small Cap Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by MidCap Fund to Small Cap Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by FVIT, on behalf of Small Cap Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to MidCap Fund, (4) the Tax books and records of MidCap Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 6(f).

8.  Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization.  Franklin Advisory Services, LLC, the investment manager for each Fund, will pay 50% of the costs of the Reorganization.

9.  Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of MidCap Fund) to the Closing, or the Closing may be postponed by FVIT, on behalf of either Fund, if any condition of its obligations set forth in Section 7 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by December 31, 2017, the Plan shall automatically terminate on that date, unless a later date is set by officers of FVIT.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither FVIT, MidCap Fund nor Small Cap Fund, nor their trustees, officers, or agents or the shareholders of MidCap Fund or Small Cap Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 8 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by FVIT if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders.

(e) The representations and warranties contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FVIT, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of FVIT, on behalf of either Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of MidCap Fund; provided that, if such term or condition would result in a change in the method of computing the number of Small Cap Fund Shares to be issued to MidCap Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of MidCap Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless MidCap Fund promptly calls a special meeting of the shareholders of MidCap Fund at which such condition shall be submitted for approval.

10.  Final Tax Returns and Forms 1099 of MidCap Fund; Reporting responsibility.

(a) After the Closing Date, FVIT, on behalf of MidCap Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by FVIT with respect to MidCap Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any reporting responsibility of FVIT, on behalf of MidCap Fund, is and shall remain the responsibility of MidCap Fund, up to and including the Closing Date, and such later date on which MidCap Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.

11.  Liability of FVIT.

It is acknowledged and agreed that all obligations of FVIT under the Plan with respect to a Fund are binding only with respect to that Fund; shall be discharged only out of the assets of such Fund, that no other series of FVIT shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither FVIT nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of FVIT or a Fund, the trustees, officers, employees or agents of FVIT, or any of them.

12.  Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13.  Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.  Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

[Signature Page Follows]

IN WITNESS WHEREOF, FVIT, on behalf of MidCap Fund, and on behalf of Small Cap Fund, has caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN VALUE INVESTORS TRUST, on behalf of FRANKLIN SMALL CAP VALUE FUND

By:	Name: Steven J. Gray Title: Vice President and Secretary

FRANKLIN VALUE INVESTORS TRUST, on behalf of FRANKLIN MIDCAP VALUE FUND

By:	Name: Steven J. Gray Title: Vice President and Secretary

With respect to Section 8 of the Plan only: FRANKLIN ADVISORY SERVICES, LLC

By:	Name: Title:

EXHIBIT B

FINANCIAL HIGHLIGHTS OF THE MIDCAP FUND AND THE SMALL CAP FUND

Franklin MidCap Value Fund	Six Months Ended	Year Ended October 31,
Class A	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 14.53	$ 15.22	$ 16.13	$ 14.76	$ 11.38	$ 10.39
Income from investment operations [a]:
Net investment income[b]	—[c]	0.12[d]	0.11	0.08[e]	0.11[f]	0.08
Net realized and unrealized gains (losses)	1.65	0.48	(0.60)	1.37	3.43	0.96
Total from investment operations	1.65	0.60	(0.49)	1.45	3.54	1.04
Less distributions from:
Net investment income	(0.11)	(0.07)	(0.11)	(0.08)	(0.16)	(0.05)
Net realized gains	(0.18)	(1.22)	(0.31)	—	—	—
Total distributions	(0.29)	(1.29)	(0.42)	(0.08)	(0.16)	(0.05)
Net asset value, end of period	$ 15.89	$ 14.53	$ 15.22	$ 16.13	$ 14.76	$ 11.38

Total return[g]	11.42%	4.61%	(3.07%	9.91%	31.47%	10.04%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates	1.51%	1.54%	1.60%	1.56%	1.64%	1.70%
Expenses net of waiver and payments by affiliates	1.30%	1.30%	1.34%	1.35%[i]	1.35%	1.35%
Net investment income	0.01%	0.87%[d]	0.72%	0.50%[e]	0.83%[f]	0.78%

Supplemental data
Net assets, end of period (000’s)	$ 153,929	$ 128,906	$ 127,043	$ 128,483	$ 102,866	$ 64,265
Portfolio turnover rate	30.16%	86.55%	61.80%	24.44%	10.00%	22.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dNet investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.49%.

eNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.38%.

fNet investment income per share includes approximately $0.03 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.61%.

gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

hRatios are annualized for periods less than one year.

iBenefit of expense reduction rounds to less than 0.01%.

Franklin MidCap Value Fund	Six Months Ended	Year Ended October 31,
Class C	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 14.24	$ 14.97	$ 15.87	$ 14.55	$ 11.21	$ 10.25
Income from investment operations [a]:
Net investment income (loss)[b]	(0.06)	0.02[c]	—[d]	(0.03)[e]	0.02[f]	0.01
Net realized and unrealized gains (losses)	1.62	0.47	(0.59)	1.36	3.39	0.95
Total from investment operations	1.56	0.49	(0.59)	1.33	3.41	0.96
Less distributions from:
Net investment income	(0.01)	—	—	(0.01)	(0.07)	—
Net realized gains	(0.18)	(1.22)	(0.31)	—	—	—
Total distributions	(0.19)	(1.22)	(0.31)	(0.01)	(0.07)	—
Net asset value, end of period	$ 15.61	$ 14.24	$ 14.97	$ 15.87	$ 14.55	$ 11.21

Total return[g]	10.98	3.88%	(3.75)%	9.12%	30.56%	9.37%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates	2.26%	2.28%	2.31%	2.26%	2.34%	2.39%
Expenses net of waiver and payments by affiliates	2.05%	2.04%	2.05%	2.05%[i]	2.05%	2.04%
Net investment income (loss)	(0.74%)	0.13%[c]	0.01%	(0.20%)[e]	0.13%[f]	0.09%

Supplemental data
Net assets, end of period (000’s)	$ 27,494	$ 23,197	$ 23,329	$ 23,926	$ 21,965	$ 12,175
Portfolio turnover rate	30.16%	86.55%	61.80%	24.44%	10.00%	22.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.25)%.

dAmount rounds to less than $0.01 per share.

eNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.32)%.

fNet investment income per share includes approximately $0.03 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.09)%.

gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

hRatios are annualized for periods less than one year.

iBenefit of expense reduction rounds to less than 0.01%.

Franklin MidCap Value Fund	Six Months Ended	Year Ended October 31,
Class R	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 14.53	$ 15.19	$ 16.09	$ 14.71	$ 11.35	$ 10.36
Income from investment operations [a]:
Net investment income (loss)[b]	(0.02)	0.09[c]	0.08	0.05[d]	0.08[e]	0.06
Net realized and unrealized gains (losses)	1.65	0.48	(0.61)	1.38	3.42	0.95
Total from investment operations	1.63	0.57	(0.53)	1.43	3.50	1.01
Less distributions from:
Net investment income	(0.07)	(0.01)	(0.06)	(0.05)	(0.14)	(0.02)
Net realized gains	(0.18)	(1.22)	(0.31)	—	—	—
Total distributions	(0.25)	(1.23)	(0.37)	(0.05)	(0.14)	(0.02)
Net asset value, end of period	$ 15.91	$ 14.53	$ 15.19	$ 16.09	$ 14.71	$ 11.35

Total return[f]	11.29%	4.40%	(3.30)%	9.75%	31.22%	9.77%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	1.76%	1.79%	1.81%	1.76%	1.84%	1.90%
Expenses net of waiver and payments by affiliates	1.55%	1.55%	1.55%	1.55%[h]	1.55%	1.55%
Net investment income (loss)	(0.24)%	0.62%[c]	0.51%	0.30%[d]	0.63%[e]	0.58%

Supplemental data
Net assets, end of period (000’s)	$ 667	$ 712	$ 755	$ 1,103	$ 1,000	$ 485
Portfolio turnover rate	30.16%	86.55%	61.80%	24.44%	10.00%	22.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.24%.

dNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.

eNet investment income per share includes approximately $0.03 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hBenefit of expense reduction rounds to less than 0.01%.

Franklin MidCap Value Fund	Six Months Ended	Year Ended October 31,
Advisor Class	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 14.61	$ 15.31	$ 16.23	$ 14.84	$ 11.44	$ 10.45
Income from investment operations [a]:
Net investment income[b]	0.02	0.16[c]	0.16	0.13[d]	0.15[e]	0.12
Net realized and unrealized gains (losses)	1.68	0.47	(0.62)	1.38	3.45	0.95
Total from investment operations	1.70	0.63	(0.46)	1.51	3.60	1.07
Less distributions from:
Net investment income	(0.15)	(0.11)	(0.15)	(0.12)	(0.20)	(0.08)
Net realized gains	(0.18)	(1.22)	(0.31)	—	—	—
Total distributions	(0.33)	(1.33)	(0.46)	(0.12)	(0.20)	(0.08)
Net asset value, end of period	$ 15.98	$ 14.61	$ 15.31	$ 16.23	$ 14.84	$ 11.44

Total return[f]	11.65%	4.93%	(2.83%)	10.25%	31.94%	10.35%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	1.26%	1.29%	1.31%	1.26%	1.34%	1.40%
Expenses net of waiver and payments by affiliates	1.05%	1.05%	1.05%	1.05%[h]	1.05%	1.05%
Net investment income	0.26%	1.12%[c]	1.01%	0.80%[d]	1.13%[e]	1.08%

Supplemental data
Net assets, end of period (000’s)	$ 10,185	$ 5,980	$ 4,706	$ 4,369	$ 3,596	$ 2,507
Portfolio turnover rate	30.16%	86.55%	61.80%	24.44%	10.00%	22.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.

dNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.

eNet investment income per share includes approximately $0.03 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hBenefit of expense reduction rounds to less than 0.01%.

Franklin Small Cap Value Fund	Six Months Ended	Year Ended October 31,
Class A	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 51.45	$ 51.72	$ 58.96	$ 59.76	$ 45.12	$ 42.25
Income from investment operations [a]:
Net investment income[b]	0.21[c]	0.20	0.30[d]	0.16[e]	0.30[f]	0.34[g]
Net realized and unrealized gains (losses)	6.69	4.74	(2.33)	2.03	16.30	4.47
Total from investment operations	6.90	4.94	(2.03)	2.19	16.60	4.81
Less distributions from:
Net investment income	(0.12)	(0.29)	(0.12)	(0.25)	(0.49)	(0.17)
Net realized gains	(2.61)	(4.92)	(5.09)	(2.74)	(1.47)	(1.77)
Total distributions	(2.73)	(5.21)	(5.21)	(2.99)	(1.96)	(1.94)
Net asset value, end of period	$ 55.62	$ 51.45	$ 51.72	$ 58.96	$ 59.76	$ 45.12

Total return[h]	13.49%	11.15%	(3.31%)	3.76%	38.15%	12.08%

Ratios to average net assets[i]
Expenses before waiver and payments by affiliates	1.06%	1.11%	1.16%	1.13%	1.19%	1.26%
Expenses net of waiver and payments by affiliates	1.04%	1.09%[j]	1.15%	1.13%[j,k]	1.19%	1.26%
Net investment income	0.76%[c]	0.40%	0.56%[d]	0.27%[e]	0.57%[f]	0.79%[g]

Supplemental data
Net assets, end of period (000’s)	$ 1,246,219	$ 1,125,268	$ 1,062,353	$ 1,294,724	$ 1,224,592	$ 856,541
Portfolio turnover rate	11.61%	41.89%	25.88%	21.30%	13.04%	5.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.21%.

dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.36%.

eNet investment income per share includes approximately $0.04 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.21%.

fNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.38%.

gNet investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.

hTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

iRatios are annualized for periods less than one year.

jBenefit of expense reduction rounds to less than 0.01%.

kBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund	Six Months Ended	Year Ended October 31,
Class C	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 46.42	$ 47.22	$ 54.53	$ 55.62	$ 42.12	$ 39.66
Income from investment operations [a]:
Net investment income (loss)[b]	—[c]	(0.14)	(0.07)[d]	(0.24)[e]	(0.05)[f]	0.04[g]
Net realized and unrealized gains (losses)	6.04	4.26	(2.15)	1.89	15.21	4.19
Total from investment operations	6.04	4.12	(2.22)	1.65	15.16	4.23
Less distributions from:
Net investment income	—	—	—	—	(0.19)	—
Net realized gains	(2.61)	(4.92)	(5.09)	(2.74)	(1.47)	(1.77)
Total distributions	(2.61)	(4.92)	(5.09)	(2.74)	(1.66)	(1.77)
Net asset value, end of period	$ 49.85	$ 46.42	$ 47.22	$ 54.53	$ 55.62	$ 42.12

Total return[h]	13.04%	10.35%	(4.01)%	3.03%	37.23%	11.29%

Ratios to average net assets[i]
Expenses before waiver and payments by affiliates	1.81%	1.86%	1.87%	1.83%	1.89%	1.95%
Expenses net of waiver and payments by affiliates	1.79%	1.84%[j]	1.86%	1.83%[j,k]	1.89%	1.95%
Net investment income (loss)	0.01%[c]	(0.35)%	(0.15)%[d]	(0.43)%[e]	(0.13)%[f]	0.10%[g]

Supplemental data
Net assets, end of period (000’s)	$ 238,807	$ 219,150	$ 229,119	$ 266,845	$ 247,742	$ 183,986
Portfolio turnover rate	11.61%	41.89%	25.88%	21.30%	13.04%	5.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.54)%.

dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.35)%.

eNet investment income per share includes approximately $0.04 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.49)%.

fNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.32)%.

gNet investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.21)%.

hTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

iRatios are annualized for periods less than one year.

jBenefit of expense reduction rounds to less than 0.01%.

kBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund	Six Months Ended	Year Ended October 31,
Class R	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 50.87	$ 51.18	$ 58.40	$ 59.21	$ 44.71	$ 41.88
Income from investment operations [a]:
Net investment income[b]	0.14[c]	0.08	0.19[d]	0.04[e]	0.21[f]	0.26[g]
Net realized and unrealized gains (losses)	6.63	4.69	(2.32)	2.02	16.15	4.42
Total from investment operations	6.77	4.77	(2.13)	2.06	16.36	4.68
Less distributions from:
Net investment income	—	-0.16	(—)[h]	(0.13)	(0.39)	(0.08)
Net realized gains	(2.61)	-4.92	(5.09)	(2.74)	(1.47)	(1.77)
Total distributions	(2.61)	-5.08	(5.09)	(2.87)	(1.86)	(1.85)
Net asset value, end of period	$ 55.03	$ 50.87	$ 51.18	$ 58.40	$ 59.21	$ 44.71

Total return[i]	13.35%	10.90%	(3.53)%	3.55%	37.91%	11.85%

Ratios to average net assets[j]
Expenses before waiver and payments by affiliates	1.31%	1.36%	1.37%	1.33%	1.39%	1.46%
Expenses net of waiver and payments by affiliates	1.29%	1.34%[k]	1.36%	1.33%[k,l]	1.39%	1.46%
Net investment income	0.51%[c]	0.15%	0.35%[d]	0.07%[e]	0.37%[f]	0.59%[g]

Supplemental data
Net assets, end of period (000’s)	$ 228,591	$ 212,194	$ 221,939	$ 280,908	$ 272,697	$ 220,539
Portfolio turnover rate	11.61%	41.89%	25.88%	21.30%	13.04%	5.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.04%).

dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.15%.

eNet investment income per share includes approximately $0.04 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.01%.

fNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.

gNet investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.28%.

hAmount rounds to less than $0.01 per share.

iTotal return is not annualized for periods less than one year.

jRatios are annualized for periods less than one year.

kBenefit of expense reduction rounds to less than 0.01%.

lBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund	Six Months Ended	Year Ended October 31,
Class R6	April 30, 2017 (unaudited)	2016	2015	2014	2013[a]
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 53.60	$ 53.75	$ 61.09	$ 61.78	$ 50.83
Income from investment operations [b]:
Net investment income[c]	0.35[d]	0.43	0.62[e]	0.42[f]	0.19
Net realized and unrealized gains (losses)	6.98	4.93	(2.43)	2.16	10.76
Total from investment operations	7.33	5.36	(1.81)	2.58	10.95
Less distributions from:
Net investment income	(0.35)	(0.59)	(0.44)	(0.53)	—
Net realized gains	(2.61)	(4.92)	(5.09)	(2.74)	—
Total distributions	(2.96)	(5.51)	(5.53)	(3.27)	—
Net asset value, end of period	$ 57.97	$ 53.60	$ 53.75	$ 61.09	$ 61.78

Total return[g]	13.73%	11.69%	(2.80)%	4.31%	21.54%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates	0.59%	0.64%	0.62%	0.60%	2.09%
Expenses net of waiver and payments by affiliates	0.57%	0.62%[i]	0.61%	0.60%[i,j]	0.64%
Net investment income	1.23%[d]	0.87%	1.10%[e]	0.80%[f]	0.68%

Supplemental data
Net assets, end of period (000’s)	$ 144,741	$ 100,101	$ 59,339	$ 34,278	$ 17
Portfolio turnover rate	11.61%	41.89%	25.88%	21.30%	13.04%

aFor the period May 1, 2013 (effective date) to October 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.

eNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.

fNet investment income per share includes approximately $0.04 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.

gTotal return is not annualized for periods less than one year.

hRatios are annualized for periods less than one year.

iBenefit of expense reduction rounds to less than 0.01%.

jBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund	Six Months Ended	Year Ended October 31,
Advisor Class	April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$53.58	$ 53.67	$ 61.01	$ 61.72	$ 46.54	$ 43.53
Income from investment operations [a]:
Net investment income[b]	0.29[c]	0.32	0.47[d]	0.34[e]	0.46[f]	0.48[g]
Net realized and unrealized gains (losses)	6.99	4.94	(2.41)	2.10	16.82	4.60
Total from investment operations	7.28	5.26	(1.94)	2.44	17.28	5.08
Less distributions from:
Net investment income	(0.27)	(0.43)	(0.31)	(0.41)	(0.63)	(0.30)
Net realized gains	(2.61)	(4.92)	(5.09)	(2.74)	(1.47)	(1.77)
Total distributions	(2.88)	(5.35)	(5.40)	(3.15)	(2.10)	(2.07)
Net asset value, end of period	$ 57.98	$ 53.58	$ 53.67	$ 61.01	$ 61.72	$ 46.54

Total return[h]	13.63%	11.43%	(3.03)%	4.07%	38.56%	12.42%

Ratios to average net assets[i]
Expenses before waiver and payments by affiliates	0.81%	0.86%	0.87%	0.83%	0.89%	0.96%
Expenses net of waiver and payments by affiliates	0.79%	0.84%[j]	0.86%	0.83%[j,k]	0.89%	0.96%
Net investment income	1.01%[c]	0.65%	0.85%[d]	0.57%[e]	0.87%[f]	1.09%[g]

Supplemental data
Net assets, end of period (000’s)	$ 1,042,650	$ 893,324	$ 635,499	$ 816,430	$ 653,660	$ 419,840
Portfolio turnover rate	11.61%	41.89%	25.88%	21.30%	13.04%	5.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.46%.

dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.65%.

eNet investment income per share includes approximately $0.04 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.51%.

fNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.

gNet investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.78%.

hTotal return is not annualized for periods less than one year.

iRatios are annualized for periods less than one year.

jBenefit of expense reduction rounds to less than 0.01%.

kBenefit of waiver and payments by affiliates rounds to less than 0.01%.

EXHIBIT C

PRINCIPAL HOLDERS OF SECURITIES

MidCap Fund:

Name and Address	Share Class	Percentage (%)

Small Cap Fund:

Name and Address	Share Class	Percentage (%)

C-1

EXHIBIT D

Small Cap Fund Prospectus dated March 1, 2017

           The prospectus of the Small Cap Fund dated March 1, 2017, as supplemented to date, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record of the MidCap Fund and is incorporated by reference from the electronic filing on Form N‑1A on February 27, 2017 under Accession No. 0001379491-17-001069.

D-1

PROXY CARD

SEE REVERSE SIDE FOR PROPOSAL DETAILS

Franklin Templeton Logo

1. MAIL your signed and voted proxy back in the postage paid envelope provided
2. ONLINE at proxyonline.com/ft using your control number found below
3. PHONE dial toll-free 888-227-9349 to reach an automated touchtone voting line
4. LIVE with a proxy representative when you call toll-free 866-796-6899 Monday through Friday 9 a.m. to 10 p.m. Eastern. CONTROL NUMBER 12345678910

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE TAKE THE TIME TO READ THE PROSPECTUS/PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!

FRANKLIN MIDCAP VALUE FUND

a series of Franklin Value Investors Trust

Special Meeting of Shareholders to be Held on October 27, 2017

The undersigned hereby revokes all previous proxies for his/her shares of the Franklin MidCap Value Fund (the “MidCap Fund”) and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Karen L. Skidmore, Navid J. Tofigh and Lori A. Weber, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the MidCap Fund that the undersigned is entitled to vote at the MidCap Fund’s Special Meeting of Shareholders (“Meeting”) to be held at One Franklin Parkway, San Mateo, California 94403 at 10:00 a.m., Pacific time on October 27, 2017, including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Franklin Value Investors Trust on behalf of the MidCap Fund.  It will be voted as specified.  If no specification is made, this proxy shall be voted FOR the proposal to approve a plan of reorganization involving the reorganization of the MidCap Fund into the Franklin Small Cap Value Fund.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCOTOBER 27, 2017.  The Prospectus/Proxy Statement is also available at www.proxyonline.com/docs/FTproxy.

[PROXY ID NUMBER HERE]                                                  [BAR CODE HERE]                                                                [CUSIP HERE]

FRANKLIN MIDCAP VALUE FUND

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. If shares are held jointly, one or more owners should sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

_______________________________________________________________

SIGNATURE (AND TITLE IF APPLICABLE)                                   DATE

_______________________________________________________________

SIGNATURE (IF HELD JOINTLY)                                                  DATE

IF YOU CHOSE TO EXECUTE THIS PROXY CARD, MAKE SURE TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE.  THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. Remember you can also vote on the internet, by telephone or with a representative.  Please see the reverse side for instructions.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK.  Example:  ●

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

		FOR	AGAINST	ABSTAIN

1.	To approve a plan of reorganization between the Franklin MidCap Value Fund and the Franklin Small Cap Value Fund	O	O	O

Please do not forget to sign above.

THANK YOU FOR VOTING!

[PROXY ID NUMBER HERE]                                                  [BAR CODE HERE]                                                                [CUSIP HERE]

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN SMALL CAP VALUE FUND,

a series of

FRANKLIN VALUE INVESTORS TRUST

Dated [_________], 2017

Acquisition of Substantially All of the Assets of:

FRANKLIN MIDCAP VALUE FUND

(a series of Franklin Value Investors Trust)

By and in exchange for shares of

FRANKLIN SMALL CAP VALUE FUND

(a series of Franklin Value Investors Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin MidCap Value Fund (the “MidCap Fund”) by and in exchange for Class A, Class C, Class R, and Advisor Class shares of Franklin Small Cap Value Fund (the “Small Cap Fund” and with the MidCap Fund, collectively, the “Funds”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1           Statement of Additional Information of the Funds dated March 1, 2017, as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-17-001069).

2           Annual Report of the Funds for the fiscal year ended October 31, 2016 (previously filed on EDGAR, Accession No. 0000856119-16-000105).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3           Semi-Annual Report of the Funds for the semi-annual period ended April 30, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-221845).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated [__________], 2017 relating to the above-referenced transaction and the Special Meeting of Shareholders of the MidCap Fund that will be held on October 27, 2017.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the MidCap Fund into the Small Cap Fund because the net asset value of the MidCap Fund ($191,721,464) does not exceed ten percent of the net asset value of the Small Cap Fund ($2,800,574,278), as measured on June 7, 2017.

FRANKLIN VALUE INVESTORS TRUST
N-14

PART C
Other Information

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

(a)	Agreement and Declaration of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b)	Certificate of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(2) Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	By-Laws dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation, and any amendments to it;

(a)

Form of Plan of Reorganization of the Franklin Value Investors Trust on behalf of its series Franklin MidCap Value Fund and Franklin Small Cap Value Fund is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)   Copies of all instruments Defining rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Article III, V, VI, VIII and X of the Agreement and Declaration of Trust of the Registrant
Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b)	Article II, VI, VII and VIII of the By-Laws of the Registrant
Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(b)

Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(c)

Investment Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(d)

Investment Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(7)   Copies of each underwriting contract or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 25, 2011

(8)   copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)   copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(d)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(e)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(f)

Amendment dated January 17, 2017 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(g)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(h)	Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(i)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(k)

Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(l)

Assignment of Master Custody Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust, and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(10)  copies of any plan entered into by registrant pursuant to Rule l2b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant’s directors describing any action taken to revoke the plan;

(a)	Class A Distribution Plan pursuant to 12b-1 between the Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(b)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(c)	Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(d)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(e)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(f)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund, and Franklin/Distributors, Inc.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(g)

Form of Multiple Class Plan on behalf of Franklin Balance Sheet Investment Fund

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(h)	Form of Multiple Class Plan on behalf of Franklin MicroCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(i)	Form of Multiple Class Plan on behalf of Franklin MidCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(j)	Form of Multiple Class Plan for Franklin Small Cap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(11) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion dated July 6, 2017

(12)  an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by amendment

(13)  copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(b)

Subcontract for Fund Administration Services dated as of May 1, 2013 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin MidCap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(c)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(d)

Assignment of Transfer Agency and Shareholder Services Agreement dated November 2, 2015 between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and Franklin Templeton Investors Services, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(14) copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g];

(a)	Consent of Independent Registered Public Accounting Firm

(15) all financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a) Franklin Value Investors Trust Powers of Attorney dated June 29, 2017

(b) Franklin Value Investors Trust Power of Attorney dated July 5, 2017

(17) any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated May 1, 2013
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

Item 17.    Undertakings

(a)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act[17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)  The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 6th day of July, 2017.

FRANKLIN VALUE INVESTORS TRUST

(Delaware statutory trust)

(Registrant)

By:      /s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Peter Langerman* Peter Langerman	President, Chief Executive Officer-Investment Management Dated: July 6, 2017

Matthew T. Hinkle * Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: July 6, 2017

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: July 6, 2017

Edward I. Altman*	Trustee
Edward I. Altman Ann Torre Bates* Ann Torre Bates	Dated: July 6, 2017 Trustee Dated: July 6, 2017

Burton J. Greenwald*	Trustee
Burton J. Greenwald Jan Hopkins Trachtman* Jan Hopkins Trachtman	Dated: July 6, 2017 Trustee Dated: July 6, 2017

Gregory E. Johnson*	Trustee
Gregory E. Johnson Jennifer M. Johnson* Jennifer M. Johnson	Dated: July 6, 2017 Trustee Dated: July 6, 2017

Keith Mitchell*	Trustee
Keith Mitchell	Dated: July 6, 2017

David W. Niemiec* David W. Niemiec	Trustee Dated: July 6, 2017

Charles Rubens II* Charles Rubens II	Trustee Dated: July 6, 2017

Robert E. Wade*	Trustee
Robert E. Wade	Dated: July 6, 2017

Gregory H. Williams* Gregory H. Williams	Trustee Dated: July 6, 2017

*By:  /s/Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

FRANKLIN VALUE INVESTORS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION

EX-99.(11)(a)	Legal Opinion dated July 6, 2017

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm

EX-99.(16)(a)	Franklin Value Investors Trust Powers of Attorney dated June 29, 2017

EX-99.(16)(b)	Franklin Value Investors Trust Power of Attorney dated July 5, 2017